SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2020:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	4,091,127	$3.79	4.70	$10,226
Granted	1,915,435	2.66	-	-
Exercised	(1,042,849)	3.86	-	5,010
Cancelled	(436,666)	4.36	-	-
Outstanding at December 31, 2020	4,527,047	$3.24	21.79	$42,942

Exercisable at December 31, 2020	1,902,226	$3.70	3.51	$17,171

Vested and expected to vest at December 31, 2020	3,789,743	$3.36	3.22	$35,604

Schedule of Option Activity by Price Range

The following table summarizes additional information regarding outstanding and exercisable options under the Company's share Option Plan as of December 31, 2020:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.00 – 0.50	1,051,494	79.46	$-	-	-	$-
1.03 – 2.94	316,567	3.98	2.76	190,741	3.76	2.71
3.00 – 3.38	1,509,699	3.88	3.19	1,082,647	3.51	3.21
4.23 – 6.90	1,508,954	4.79	5.18	598,005	3.47	4.66
7.08 – 9.81	132,000	5.66	8.20	22,500	4.10	7.97
$10.01 –12.75	8,333	0.00	11.07	8,333	0.00	11.07

	4,527,047	21.79	$3.24	1,902,226	3.51	$3.70

Schedule of Stock-Based Compensation Expense

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$102	$164	$136
Research and development	887	488	448
Selling and marketing	1,898	515	848
General and administrative	1,560	1,126	1,286

Total	$4,447	$2,293	$2,718

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2020:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	66,666	$3.24	4.95	$199
Granted	815,354	2.62	-	-
Exercised	(66,666)	3.24	-	514
Cancelled	(46,043)	-	-	-

Outstanding at December 31, 2020	769,311	2.78	40.53	7,653

Exercisable at December 31, 2020	200,000	5.35	6.58	1,476

Vested and expected to vest at December 31, 2020	596,988	$3.58	4.51	$5,460